CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' (deficit) equity
Series A convertible preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized (in shares)	2,000,000	2,000,000	2,000,000
Series A convertible preferred stock, shares issued (in shares)	13,602	13,602	13,602
Series A convertible preferred stock, shares outstanding (in shares)	13,602	13,602	13,602
Series A convertible preferred stock, Liquidation preference		$ 340,050	$ 340,050
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001
Common stock, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Common stock, shares issued (in shares)	157,785,520	154,785,520	91,785,520
Common stock, shares outstanding (in shares)	157,785,520	154,785,520	91,785,520